Additional Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Statement of cash flows [abstract]
Net change in non-cash working capital
Net Change In Non-Cash Working Capital

	2019 $	2018 $	2017 $
Change in:
Contract receivable	—	4,767,100	(4,767,100)
Other receivables	(2,017,122)	(13,924)	16,680
Prepaid expenses	(2,012,605)	475,077	(915,222)
Accounts payable and accrued liabilities	1,347,365	(1,858,170)	(384,641)
Contract liability	—	547,707	6,182,580
Other liabilities	807,877	(27,982)	—
Non-cash impact of foreign exchange	78,708	14,531	48,558
Change in non-cash working capital related to operating activities	(1,795,777)	3,904,339	180,855

Other cash flow disclosures	Other Cash Flow Disclosures

	2019 $	2018 $	2017 $
Cash interest received	274,094	173,496	130,101
Cash taxes paid	5,448	15,728	136,163